Loans	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
LOANS

NOTE 17 – LOANS

	As of December 31,
	2024	2023
Short-term loans:
Everbright Bank	$-	$7,042,353
Post Savings Bank of China	684,997	-
Industrial Bank	958,996	-
Total	1,643,993	7,042,353

Long-term loans:
China Construction Bank	26,809,352	-
WeBank Co., Ltd.	86,905	-
Post Savings Bank of China	-	3,985,972
Current portion	$485,556	$478,880
Non-current portion	$26,410,701	$3,507,092

Short-term loan

Everbright Bank

On May 16, 2023, Sunrise Guizhou entered into a credit facility agreement with Everbright Bank to obtain revolving fund up to RMB 100,000,000, approximately $13,699,944, for a term from June 1, 2023 to May 31, 2024. As of December 31, 2023, Sunrise Guizhou had been able to utilize the line of credit for RMB 50,000,000, or $7,042,353, with interest rates from 2% to 4.5% which would mature from June 4, 2024 to September 25, 2024, collateralized by the pledge of land use right of Sunrise Tech for RMB 50,000,000. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, Ms. Fangfei Liu, spouse of Mr. Haiping Hu and Ms. Huiyu Du, the legal representative of Sunrise Guizhou. Sunrise Tech pledged its land use right for Sunrise Guizhou for the line of credit. Sunrise Guizhou repaid the loans in full on their mature days for the year ended December 31, 2024.

Post Bank

On June 19, 2024, Sunrise Guizhou entered into a line of credit facility agreement with Post Savings Bank of China (“Post Bank”) to obtain revolving fund up to RMB 5,000,000, or $684,997, for a term from June 19, 2024 to June 18, 2028. On July 27, 2023, the Company obtained a credit loan for RMB 5,000,000 with an interest rate of 4.66% for a term from June 20, 2024 to June 19, 2025.

Industrial Bank

On June 19, 2024, GIOP BJ entered into a line of credit facility agreement with Industrial Bank to obtain revolving fund up to RMB 7,000,000, approximately $958,996. On July 23, 2024, GIOP BJ obtained a loan for RMB 7,000,000 with an interest rate of one-year loan prime rate plus 0.05% for a term from August 29, 2024 to August 28, 2025. This loan was guaranteed by Mr. Haiping Hu, Ms. Fangfei Liu, SDH and Zhuhai Zibo. The Company also pledged its buildings of SDH to Industrial Bank.

Although GIOP BJ has been timely paying interests to Industrial Bank in accordance with its terms, GIOP BJ was in default under the loan agreement as of December 31, 2024. Specifically, the financial covenants of the loan agreement required GIOP BJ to keep: (1) current assets not less than RMB 25,000,000, approximately $3,424,986; (2) net assets not less than RMB 8,000,000, approximately $1,095,996; (3) asset liability ratio not more than 80%; and (4) current ratio not less than 1. As of December 31, 2024, GIOP BJ was not in compliance with the above financial covenants. Industrial Bank had not requested accelerated principal repayment as of the date of this consolidated financial statement.

Long-term loan

China Construction Bank

On March 8, 2024, Sunrise Guizhou obtained bank loan of RMB 100,000,000, approximately $13,699,944, from CCB Qianxinan Branch with an interest rate of 9.504% for a term from March 8, 2024 to March 8, 2026; On June 28, 2024, Sunrise Guizhou obtained bank loan of RMB 100,000,000, approximately $13,699,944, from CCB Qianxinan Branch for a term from June 28, 2024 to June 28, 2026. These loans were guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. Sunrise Guizhou also pledged its buildings and land use rights of its manufacturing facilities to CCB.

Although Sunrise Guizhou has been timely repaying CCB in accordance with its terms, Sunrise Guizhou was in default under the loan agreement as of December 31, 2024. Specifically, the financial covenants of the loan agreement required the Sunrise Guizhou to keep: (1) asset liability ratio not more than 70%; (2) current ratio not less than 1; (3) contingent liabilities not over than the net assets; (4) profitable; (5) long-term investment not more than the net assets of Sunrise Guizhou. For the year ended December 31, 2024, the net loss of Sunrise Guizhou was $10,607,939 therefore not in compliance with the financial covenants of the CCB loan. In addition, Sunrise Guizhou was not in compliance with the loan covenant that asset liability ratio of Sunrise Guizhou was 78.22% as of December 31, 2024. The Company obtained written consent for the waiver of default on September 30, 2024. CCB notified the Company that the non-compliance would not result in accelerated principal repayment or the application of a default interest rate.

WeBank

On April 26, 2024, the Company obtained a loan for RMB 900,000 (approximately $123,299) from WeBank Co., Ltd. (“WeBank”) with an interest rate of 9.504% for a term from April 26, 2024 to April 26, 2026. This credit loan was guaranteed by Ms. Huiyu Du, the former legal representative of Sunrise Guizhou.

Post Bank

On January 18, 2023, Sunrise Guizhou entered into a line of credit facility agreement with Post Bank to obtain revolving fund up to RMB 30,000,000, approximately $4,109,983, with an interest rate of 4.5% for a term from January 19, 2023 to January 18, 2031. This credit loan was guaranteed by Mr. Haiping Hu, CEO and Chairman of the Board of Director, and Zhuhai Zibo. As of December 31, 2023, the Company had utilized the line of credit with Post Bank for RMB 28,300,000, or $3,985,972, which would mature between July 2023 and April 2026. The Company early repaid the outstanding long-term loan in March 2024.